Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN GLOBAL RISK ALLOCATION FUND, INC.
Prospectus Date	rr_ProspectusDate	Mar. 01, 2012
Document Creation Date	dei_DocumentCreationDate	Oct. 05, 2012